INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Notes)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

21.	INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

	2012	2011
Golar Partners (see note 5)	352,861	—
GasLog	173	—
	353,034	—

The investment in Golar Partners represents its interest in the common units only, which includes an unrealized gain of $5.9 million.

GasLog, which is listed on the New York Stock Exchange, is an owner, operator and manager of liquefied natural gas (LNG) carriers.